Consolidated Statements Of Operations And Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 04, 2018	Jul. 29, 2017	Aug. 04, 2018	Jul. 29, 2017	Feb. 03, 2018	Jan. 28, 2017	Jan. 30, 2016
Total revenues	$ 3,307,105	$ 3,167,527	$ 6,368,802	$ 6,114,355	$ 12,754,589	$ 12,350,537	$ 12,467,553
Cost of sales	2,718,602	2,614,187	5,228,940	5,055,492	10,513,492	10,223,017	10,476,519
Selling, general and administrative expenses	549,188	477,333	1,034,760	1,009,834	2,017,821	1,908,752	1,797,780
Preopening expense	641	1,226	1,858	2,032	3,004	2,749	6,458
Operating income	38,674	74,781	103,244	46,997	220,272	216,019	186,796
Interest expense, net	59,555	43,820	104,758	107,890	196,724	143,351	150,093
Income (loss) from continuing operations before income taxes	(20,881)	30,961	(1,514)	(60,893)	23,548	72,668	36,703
Provision (benefit) for income taxes	(15,391)	11,146	(10,325)	(21,921)	(28,427)	27,968	12,049
Income (loss) from continuing operations	(5,490)	19,815	8,811	(38,972)	51,975	44,700	24,654
Loss from discontinued operations, net of income taxes	(124)	(103)	(288)	(210)	(1,674)	(476)	(550)
Net income (loss)	$ (5,614)	$ 19,712	$ 8,523	$ (39,182)	$ 50,301	$ 44,224	$ 24,104
Income (loss) per share attributable to common stockholders - basic:
Income (loss) from continuing operations	$ (0.05)	$ 0.22	$ 0.09	$ (0.44)	$ 0.59	$ 0.51	$ 0.28
Loss from discontinued operations					(0.02)	(0.01)	(0.01)
Net income (loss)	(0.05)	0.22	0.09	(0.44)	0.57	0.50	0.27
Income (loss) per share attributable to common stockholders - diluted:
Income (loss) from continuing operations	(0.05)	0.22	0.09	(0.44)	0.56	0.49	0.27
Loss from discontinued operations					(0.02)	(0.01)	(0.01)
Net income (loss)	$ (0.05)	$ 0.22	$ 0.09	$ (0.44)	$ 0.54	$ 0.48	$ 0.26
Weighted average number of common shares outstanding:
Basic	106,914,966	88,443,279	97,734,132	88,323,926	88,385,864	88,163,992	87,869,243
Diluted	106,914,966	91,745,569	102,731,740	88,323,926	92,263,577	90,736,079	90,241,354
Other comprehensive income, net of tax:
Postretirement medical plan adjustment, net of income tax of $717, $744 and $204, respectively					$ (312)	$ (1,086)	$ 1,045
Unrealized gain on cash flow hedge, net of income tax of $424, $25 and $0, respectively						38	619
Total other comprehensive income, net of tax					49,989	43,176	25,768
Product [Member]
Total revenues	$ 3,236,664	$ 3,103,335	$ 6,230,406	$ 5,986,633	12,495,995	12,095,302	12,220,215
Membership [Member]
Total revenues	$ 70,441	$ 64,192	$ 138,396	$ 127,722	$ 258,594	$ 255,235	$ 247,338